Quarterly Holdings Report
for

Fidelity® Enduring Opportunities Fund

July 31, 2020

IDF-QTLY-0920
1.9896224.100

Schedule of Investments July 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.0%
	Shares	Value
COMMUNICATION SERVICES - 8.7%
Entertainment - 2.1%
Activision Blizzard, Inc.	447	$36,936
Netflix, Inc. (a)	134	65,510
Sea Ltd. ADR (a)	128	15,642
The Walt Disney Co.	504	58,938
		177,026
Interactive Media & Services - 5.1%
Adevinta ASA Class B (a)	1,729	27,886
Alphabet, Inc.:
Class A (a)	57	84,813
Class C (a)	58	86,012
Facebook, Inc. Class A (a)	497	126,074
Rightmove PLC	2,367	17,082
Tencent Holdings Ltd.	1,119	76,761
Yandex NV Series A (a)	327	18,816
		437,444
Media - 1.5%
Cable One, Inc.	15	27,338
Charter Communications, Inc. Class A (a)	76	44,080
Schibsted ASA (A Shares)	698	25,376
The New York Times Co. Class A	588	27,130
		123,924

TOTAL COMMUNICATION SERVICES		738,394

CONSUMER DISCRETIONARY - 16.5%
Auto Components - 0.2%
DENSO Corp.	504	18,644
Automobiles - 0.9%
Ferrari NV	114	20,324
Maruti Suzuki India Ltd.	225	18,808
Toyota Motor Corp.	590	35,025
		74,157
Diversified Consumer Services - 0.8%
Arco Platform Ltd. Class A (a)	226	9,842
Grand Canyon Education, Inc. (a)	297	26,356
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	102	14,300
TAL Education Group ADR (a)	271	21,184
		71,682
Hotels, Restaurants & Leisure - 2.1%
Compass Group PLC	1,124	15,456
Hilton Worldwide Holdings, Inc.	407	30,545
Jollibee Food Corp.	4,997	13,752
Marriott International, Inc. Class A	361	30,261
Oriental Land Co. Ltd.	156	18,672
Starbucks Corp.	524	40,102
Yum! Brands, Inc.	314	28,590
		177,378
Household Durables - 0.9%
Gree Electric Appliances, Inc. of Zhuhai (A Shares)	1,200	9,791
Maytronics Ltd.	1,404	21,438
Midea Group Co. Ltd. (A Shares)	1,200	12,344
NVR, Inc. (a)	9	35,371
		78,944
Internet & Direct Marketing Retail - 5.8%
Alibaba Group Holding Ltd. sponsored ADR (a)	352	88,359
Amazon.com, Inc. (a)	76	240,516
Delivery Hero AG (a)(b)	199	22,916
Meituan Dianping Class B (a)	1,227	30,381
MercadoLibre, Inc. (a)	21	23,617
Naspers Ltd. Class N	153	27,839
Ocado Group PLC (a)	783	21,042
The Booking Holdings, Inc. (a)	23	38,229
		492,899
Multiline Retail - 0.2%
B&M European Value Retail SA	3,468	21,018
Specialty Retail - 4.1%
Fast Retailing Co. Ltd.	44	23,399
Five Below, Inc. (a)	258	28,099
Floor & Decor Holdings, Inc. Class A (a)	598	39,408
Inditex SA	784	20,774
John David Group PLC	2,023	16,037
Lowe's Companies, Inc.	331	49,289
Nitori Holdings Co. Ltd.	102	22,326
The Home Depot, Inc.	282	74,868
TJX Companies, Inc.	693	36,029
Ulta Beauty, Inc. (a)	123	23,738
Workman Co. Ltd.	167	15,682
		349,649
Textiles, Apparel & Luxury Goods - 1.5%
Hermes International SCA	27	21,824
LVMH Moet Hennessy Louis Vuitton SE	80	34,787
Moncler SpA	395	15,168
NIKE, Inc. Class B	450	43,925
Shenzhou International Group Holdings Ltd.	900	10,742
		126,446

TOTAL CONSUMER DISCRETIONARY		1,410,817

CONSUMER STAPLES - 6.2%
Beverages - 1.4%
Ambev SA	7,201	19,188
China Resources Beer Holdings Co. Ltd.	2,657	18,478
Davide Campari Milano NV	2,130	21,359
Fever-Tree Drinks PLC	606	17,372
Kweichow Moutai Co. Ltd. (A Shares)	70	16,842
Pernod Ricard SA	137	23,561
		116,800
Food & Staples Retailing - 2.2%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	671	23,319
Avenue Supermarts Ltd. (a)(b)	346	9,530
Clicks Group Ltd.	1,039	13,875
Costco Wholesale Corp.	162	52,736
Wal-Mart de Mexico SA de CV Series V	5,799	13,610
Walmart, Inc.	457	59,136
Welcia Holdings Co. Ltd.	205	18,785
		190,991
Food Products - 1.5%
Barry Callebaut AG	8	16,611
Foshan Haitian Flavouring & Food Co. Ltd. (A Shares)	720	15,492
Kerry Group PLC Class A	175	23,088
Lamb Weston Holdings, Inc.	417	25,053
McCormick & Co., Inc. (non-vtg.)	181	35,277
Vietnam Dairy Products Corp.	2,300	10,619
		126,140
Household Products - 0.3%
Unicharm Corp.	535	24,047
Personal Products - 0.8%
Estee Lauder Companies, Inc. Class A	175	34,570
Kao Corp.	252	18,281
Shiseido Co. Ltd.	289	16,102
		68,953

TOTAL CONSUMER STAPLES		526,931

ENERGY - 1.6%
Oil, Gas & Consumable Fuels - 1.6%
Cheniere Energy, Inc. (a)	565	27,956
Enterprise Products Partners LP	1,393	24,517
Hess Corp.	555	27,312
Parkland Corp.	658	17,326
PrairieSky Royalty Ltd.	2,486	15,609
Reliance Industries Ltd.	968	26,708
		139,428
FINANCIALS - 11.2%
Banks - 4.0%
Bank of America Corp.	2,357	58,642
Close Brothers Group PLC	974	13,974
Credicorp Ltd. (United States)	84	10,682
FinecoBank SpA	1,294	18,710
First Republic Bank	258	29,020
HDFC Bank Ltd.	917	12,649
JPMorgan Chase & Co.	737	71,224
KBC Groep NV	355	20,241
Kotak Mahindra Bank Ltd.	732	13,344
M&T Bank Corp.	248	26,276
PNC Financial Services Group, Inc.	302	32,214
PT Bank Central Asia Tbk	6,916	14,814
Skandiabanken ASA (b)	2,939	21,118
		342,908
Capital Markets - 4.9%
Amundi SA (b)	213	16,133
Avanza Bank Holding AB	1,175	22,750
Brookfield Asset Management, Inc. (Canada) Class A	619	19,992
Charles Schwab Corp.	886	29,371
CME Group, Inc.	201	33,402
HDFC Asset Management Co. Ltd. (b)	408	13,177
HUB24 Ltd.	2,426	23,122
Indian Energy Exchange Ltd. (b)	5,379	12,866
Moody's Corp.	147	41,351
Morningstar, Inc.	186	31,255
Netwealth Group Ltd.	3,275	28,101
Partners Group Holding AG	20	19,271
Raymond James Financial, Inc.	408	28,348
S&P Global, Inc.	133	46,583
St. James's Place Capital PLC	1,595	19,672
Value Partners Group Ltd.	32,000	16,103
VZ Holding AG	198	15,610
		417,107
Consumer Finance - 0.4%
Bajaj Finance Ltd.	456	19,789
H&T Group PLC	3,514	14,489
		34,278
Insurance - 1.7%
Arthur J. Gallagher & Co.	277	29,775
Chubb Ltd.	306	38,935
FBD Holdings PLC (a)	887	6,938
Hannover Reuck SE	111	18,750
HDFC Standard Life Insurance Co. Ltd. (a)(b)	2,139	17,904
RenaissanceRe Holdings Ltd.	155	27,959
		140,261
Thrifts & Mortgage Finance - 0.2%
Housing Development Finance Corp. Ltd.	853	20,288

TOTAL FINANCIALS		954,842

HEALTH CARE - 6.2%
Biotechnology - 0.1%
Xencor, Inc. (a)	400	12,036
Health Care Equipment & Supplies - 3.2%
Boston Scientific Corp. (a)	963	37,143
Fisher & Paykel Healthcare Corp.	941	22,467
Genmark Diagnostics, Inc. (a)	3,129	55,884
Hoya Corp.	234	23,034
Intuitive Surgical, Inc. (a)	62	42,497
Masimo Corp. (a)	139	30,597
ResMed, Inc.	155	31,389
The Cooper Companies, Inc.	100	28,293
		271,304
Health Care Providers & Services - 1.1%
Ryman Healthcare Group Ltd.	2,383	21,019
UnitedHealth Group, Inc.	240	72,667
		93,686
Life Sciences Tools & Services - 1.7%
10X Genomics, Inc. (a)	302	29,708
Lonza Group AG	51	31,892
Mettler-Toledo International, Inc. (a)	42	39,270
Sartorius Stedim Biotech	67	20,836
Wuxi Biologics (Cayman), Inc. (a)(b)	970	19,975
		141,681
Pharmaceuticals - 0.1%
Jiangsu Hengrui Medicine Co. Ltd. (A Shares)	960	12,990

TOTAL HEALTH CARE		531,697

INDUSTRIALS - 16.6%
Aerospace & Defense - 1.2%
Axon Enterprise, Inc. (a)	258	21,448
INVISIO AB	1,030	19,074
Northrop Grumman Corp.	101	32,826
Teledyne Technologies, Inc. (a)	86	26,376
		99,724
Air Freight & Logistics - 1.6%
C.H. Robinson Worldwide, Inc.	368	34,489
Deutsche Post AG	659	26,749
DSV A/S	189	25,921
Expeditors International of Washington, Inc.	376	31,776
ZTO Express (Cayman), Inc. sponsored ADR	521	19,303
		138,238
Airlines - 0.2%
Ryanair Holdings PLC sponsored ADR (a)	223	16,725
Building Products - 1.3%
Allegion PLC	266	26,456
Armstrong World Industries, Inc.	350	24,934
ASSA ABLOY AB (B Shares)	1,023	22,584
Belimo Holding AG (Reg.)	2	15,745
Kingspan Group PLC (Ireland)	324	23,186
		112,905
Commercial Services & Supplies - 1.2%
Cintas Corp.	108	32,602
Copart, Inc. (a)	347	32,358
Prosegur Compania de Seguridad SA (Reg.)	6,957	18,275
Waste Connection, Inc. (Canada)	172	17,579
		100,814
Construction & Engineering - 0.2%
Sweco AB (B Shares)	355	20,297
Electrical Equipment - 1.7%
AMETEK, Inc.	309	28,814
Generac Holdings, Inc. (a)	251	39,553
Nidec Corp.	336	26,691
Somfy SA	173	20,786
Vestas Wind Systems A/S	217	27,816
		143,660
Industrial Conglomerates - 1.0%
Honeywell International, Inc.	286	42,720
Roper Technologies, Inc.	94	40,650
		83,370
Machinery - 3.4%
Atlas Copco AB (A Shares)	486	21,415
ESCO Technologies, Inc.	310	26,641
Fortive Corp.	417	29,269
Haitian International Holdings Ltd.	6,554	15,086
IDEX Corp.	183	30,162
Kone OYJ (B Shares)	275	21,781
Metawater Co. Ltd.	325	14,092
Minebea Mitsumi, Inc.	1,065	17,465
Rational AG	23	13,709
Schindler Holding AG (participation certificate)	72	18,147
Shenzhen Inovance Technology Co. Ltd. (A Shares)	3,100	22,337
SMC Corp.	40	20,810
Spirax-Sarco Engineering PLC	157	21,188
Zhejiang Sanhua Intelligent Controls Co. Ltd. (A Shares)	4,321	14,694
		286,796
Marine - 0.2%
SITC International Holdings Co. Ltd.	14,000	14,036
Professional Services - 2.8%
Centre Testing International Group Co. Ltd. (A Shares)	5,000	16,788
CoStar Group, Inc. (a)	42	35,690
Equifax, Inc.	196	31,862
Experian PLC	629	21,971
Exponent, Inc.	413	34,717
Funai Soken Holdings, Inc.	600	12,583
Recruit Holdings Co. Ltd.	772	24,083
TriNet Group, Inc. (a)	407	26,862
Verisk Analytics, Inc.	169	31,892
		236,448
Trading Companies & Distributors - 1.7%
AddTech AB (B Shares)	372	17,311
Imcd NV	169	17,431
Indutrade AB (a)	429	21,635
MonotaRO Co. Ltd.	540	22,981
SiteOne Landscape Supply, Inc. (a)	289	37,001
Watsco, Inc.	138	32,578
		148,937
Transportation Infrastructure - 0.1%
Shanghai International Airport Co. Ltd. (A Shares)	1,300	12,661

TOTAL INDUSTRIALS		1,414,611

INFORMATION TECHNOLOGY - 20.0%
Electronic Equipment & Components - 2.3%
Amphenol Corp. Class A	327	34,584
CDW Corp.	255	29,644
Cognex Corp.	566	37,848
Keyence Corp.	73	30,495
Lagercrantz Group AB (B Shares)	1,090	22,072
Murata Manufacturing Co. Ltd.	348	22,352
Renishaw PLC	346	21,903
		198,898
IT Services - 3.5%
Adyen BV (a)(b)	14	23,368
Afterpay Ltd. (a)	532	26,051
Amadeus IT Holding SA Class A	322	16,079
Black Knight, Inc. (a)	420	31,466
Capgemini SA	205	26,442
Econocom Group SA	7,974	22,073
Edenred SA	412	20,446
GMO Internet, Inc.	526	15,156
Keywords Studios PLC	711	17,702
Maximus, Inc.	356	26,419
Network International Holdings PLC (b)	3,405	18,007
Reply SpA	253	23,097
Softcat PLC	1,122	18,520
StoneCo Ltd. Class A (a)	367	17,510
		302,336
Semiconductors & Semiconductor Equipment - 3.3%
ASML Holding NV (Netherlands)	109	38,754
Disco Corp.	69	16,407
Entegris, Inc.	501	36,027
Lam Research Corp.	114	42,996
Silicon Laboratories, Inc. (a)	110	11,056
Taiwan Semiconductor Manufacturing Co. Ltd.	5,063	73,516
Tokyo Electron Ltd.	101	27,948
Universal Display Corp.	183	31,924
		278,628
Software - 10.9%
Adobe, Inc. (a)	135	59,983
Altium Ltd.	821	19,269
ANSYS, Inc. (a)	121	37,583
Atlassian Corp. PLC (a)	80	14,132
ATOSS Software AG	143	17,266
Cadence Design Systems, Inc. (a)	305	33,321
Ceridian HCM Holding, Inc. (a)	321	25,131
Constellation Software, Inc.	16	18,926
Coupa Software, Inc. (a)	99	30,339
CyberArk Software Ltd. (a)	144	16,969
Dassault Systemes SA	125	22,690
Intuit, Inc.	137	41,973
Manhattan Associates, Inc. (a)	270	25,863
Microsoft Corp.	1,279	262,205
Money Forward, Inc. (a)	347	23,373
Nemetschek Se	275	20,214
Paycom Software, Inc. (a)	109	30,996
PROS Holdings, Inc. (a)	755	24,636
Salesforce.com, Inc. (a)	292	56,896
SAP SE	273	43,094
SimCorp A/S	152	17,697
Synopsys, Inc. (a)	152	30,281
Workday, Inc. Class A (a)	179	32,385
Xero Ltd. (a)	319	20,498
		925,720

TOTAL INFORMATION TECHNOLOGY		1,705,582

MATERIALS - 4.4%
Chemicals - 3.8%
Air Products & Chemicals, Inc.	150	42,995
Asian Paints Ltd.	568	13,006
Ecolab, Inc.	167	31,242
Givaudan SA	6	24,674
LG Chemical Ltd.	45	21,374
Linde PLC	214	52,454
Quaker Chemical Corp.	173	33,562
Sherwin-Williams Co.	62	40,171
Sika AG	115	25,212
Symrise AG	183	22,861
Umicore SA	323	15,196
		322,747
Construction Materials - 0.3%
James Hardie Industries PLC CDI	1,229	25,437
Containers & Packaging - 0.3%
Aptargroup, Inc.	243	27,994

TOTAL MATERIALS		376,178

REAL ESTATE - 4.4%
Equity Real Estate Investment Trusts (REITs) - 3.5%
American Tower Corp.	180	47,050
ARGAN SA	169	17,001
Big Yellow Group PLC	1,154	15,393
Equinix, Inc.	51	40,059
Equity Lifestyle Properties, Inc.	457	31,222
Extra Space Storage, Inc.	314	32,449
Irish Residential Properties REIT PLC	9,485	16,201
National Storage (REIT) unit	14,340	18,441
Prologis (REIT), Inc.	381	40,165
Safestore Holdings PLC	1,575	15,762
Warehouses de Pauw	707	22,611
		296,354
Real Estate Management & Development - 0.9%
Amasten Fastighets AB (a)	20,332	16,487
Ayala Land, Inc.	16,696	11,328
Longfor Properties Co. Ltd. (b)	2,637	13,031
Oberoi Realty Ltd. (a)	2,720	12,703
Vonovia SE	369	23,985
		77,534

TOTAL REAL ESTATE		373,888

UTILITIES - 1.2%
Electric Utilities - 0.8%
Equatorial Energia SA	3,581	17,526
NextEra Energy, Inc.	175	49,123
		66,649
Water Utilities - 0.4%
American Water Works Co., Inc.	238	35,050

TOTAL UTILITIES		101,699

TOTAL COMMON STOCKS
(Cost $7,160,600)		8,274,067

Nonconvertible Preferred Stocks - 0.4%
FINANCIALS - 0.1%
Banks - 0.1%
Banco ABC Brasil SA	4,655	12,546
HEALTH CARE - 0.3%
Health Care Equipment & Supplies - 0.3%
Sartorius AG (non-vtg.)	68	26,065
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $31,016)		38,611

Money Market Funds - 0.8%
Fidelity Cash Central Fund 0.14% (c)
(Cost $69,663)	69,642	69,663
TOTAL INVESTMENT IN SECURITIES - 98.2%
(Cost $7,261,279)		8,382,341
NET OTHER ASSETS (LIABILITIES) - 1.8%		150,668
NET ASSETS - 100%		$8,533,009

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $188,025 or 2.2% of net assets.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,170
Total	$1,170

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

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